Concentration of Credit Risk, Significant Customers and Geographic Information - Schedule of Total Accounts Receivable Net (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U S Commercial Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	62.00%
U S Commercial Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%
International Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Commercial Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%